Prepayments, Deposits and Other Assets, Net (Tables)	12 Months Ended
Jun. 30, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure Abstract
Schedule of prepayments, deposits and other assets, net
	As of June 30,
	2021	2020
Prepaid expenses	$1,559,176	$388,010
Advances and deposits to suppliers	651,402	633,706
Contract assets	513,199	233,149
Deferred contract costs	376,138	106,734
Due from Infogain	185,906	-
Note receivables	127,027	110,744
Advances to employees	13,755	53,011
Due from Judge Asia	-	212,447
Less: allowance for doubtful accounts	-	(212,447)
Total	3,426,603	1,525,354
Less: non-current portion	(896,145)	(244,387)
Prepayments, deposits and other assets – current portion	$2,530,458	$1,280,967

Schedule of allowance for doubtful accounts
	As of June 30,
	2021	2020
Balance at the beginning of the year	$212,447	$147
Provision (reversal) for doubtful accounts	-	213,422
Write-off	(230,032)	(144)
Foreign currency translation adjustment	17,585	(978)
Balance at the end of the year	$-	$212,447